Provisions, judicial deposits and restricted cash - escrow account and indemnity asset (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Escrow account	[1]	R$ 20,021	R$ 20,209
Indemnity asset	[2]	9,040	11,343
Total		R$ 29,061	R$ 31,552

[1]	Refers to guarantee in connection with business combination, in order to satisfy certain claims, if occur.
[2]	Refers to an indemnification asset in connection with a business combination, where the Group has the right to be indemnified for all losses that may occur related to labor contingent liabilities.